UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   		 FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		The Savannah Bancorp, Inc.
Address:	25 Bull Street
		Savannah, GA  31401

13F File Number:	28-13246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael W. Harden, Jr.
Title:		Chief Financial Officer
Phone:		912-629-6486

Signature, Place, and Date of Signing:

	/s/ Michael W. Harden, Jr.	Savannah, Georgia	 November 7, 2011

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		1

Form13F Information Table Entry Total:	125

Form13F Information Table Value Total:	219,654

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.


No. 13F File Number			Name


01    28-1468				Minis & Co., Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      694     9670 SH       SOLE         01          8370              1300
AT&T Corp.                     COM              00206R102     3099   108661 SH       SOLE         01        101531              7130
Abbott Labs                    COM              002824100      925    18087 SH       SOLE         01         16587              1500
Aflac Inc.                     COM              001055102     1752    50118 SH       SOLE         01         49378               740
Allstate Corp.                 COM              020002101      228     9630 SH       SOLE         01          9330               300
Altria Group Inc               COM              02209s103      279    10400 SH       SOLE         01         10400
Altria Group Inc               COM              02209s103      255     9525 SH       SOLE                     4125              5400
Altria Group Inc               COM              02209s103      113     4200 SH       OTHER                                      4200
American Express Co.           COM              025816109     3031    67498 SH       SOLE         01         63323              4175
Amgen Corp.                    COM              031162100     2646    48150 SH       SOLE         01         44075              4075
Automatic Data Processing Inc  COM              053015103     3359    71245 SH       SOLE         01         67150              4095
Avon Products                  COM              054303102      301    15360 SH       SOLE         01         13635              1725
BLDRS Emerging Market 50 Index COM              09348r300     1427    39575 SH       SOLE         01         37825              1750
Bank of America Corp.          COM              060505104      701   114478 SH       SOLE         01        109161              5317
Bard (C.R.), Inc.              COM              067383109     1884    21525 SH       SOLE         01         21125               400
Baxter International Inc.      COM              071813109      348     6200 SH       SOLE         01          6200
Berkshire Hathaway Class B     COM              084670207     3644    51295 SH       SOLE         01         47710              3585
Best Buy Co., Inc.             COM              086516101      865    37117 SH       SOLE         01         35912              1205
Bristol Myers Squibb Co.       COM              110122108      238     7600 SH       SOLE                     3225              4375
Bristol Myers Squibb Co.       COM              110122108       19      600 SH       OTHER                                       600
CVS/Caremark Corporation       COM              126650100     3029    90165 SH       SOLE         01         85165              5000
Caterpillar Inc.               COM              149123101     2470    33455 SH       SOLE         01         31900              1555
Chevron Corp.                  COM              166764100     3670    39638 SH       SOLE         01         37134              2504
Cisco Systems, Inc.            COM              17275r102     2966   191376 SH       SOLE         01        180501             10875
Coca Cola Co.                  COM              191216100     4689    69406 SH       SOLE         01         64796              4610
Colgate - Palmolive            COM              194162103     1451    16365 SH       SOLE         01         15910               455
Comcast Cl A                   COM              20030N101     1690    80777 SH       SOLE         01         77427              3350
ConocoPhillips                 COM              20825c104     5628    88881 SH       SOLE         01         82344              6537
ConocoPhillips                 COM              20825c104      138     2185 SH       SOLE                      600              1585
ConocoPhillips                 COM              20825c104       83     1304 SH       OTHER                                      1304
Costco Wholesale Corp.         COM              22160k105     4557    55481 SH       SOLE         01         49741              5740
Danaher Corporation            COM              235851102     3017    71946 SH       SOLE         01         67421              4525
Devon Energy Corporation       COM              25179m103     2455    44290 SH       SOLE         01         41350              2940
Diageo PLC ADR                 COM              25243Q205     2944    38775 SH       SOLE         01         37100              1675
Disney (Walt) Co.              COM              254687106     4088   135535 SH       SOLE         01        128070              7465
Dow Jones Dividend ETF (DVY)   COM              464287168      794    16450 SH       SOLE         01         14425              2025
DuPont                         COM              263534109     3054    76407 SH       SOLE         01         71882              4525
Emerson Electric Co.           COM              291011104     1725    41750 SH       SOLE         01         39200              2550
Exxon Mobil Corp.              COM              30231G102     5337    73479 SH       SOLE         01         71399              2080
Exxon Mobil Corp.              COM              30231G102      195     2679 SH       SOLE                      100              2579
Exxon Mobil Corp.              COM              30231G102      127     1750 SH       OTHER                                      1750
Fiserv Incorporated            COM              337738108     3692    72715 SH       SOLE         01         68810              3905
General Electric Co.           COM              369604103     3576   234978 SH       SOLE         01        223277             11701
General Electric Co.           COM              369604103      131     8615 SH       SOLE                     1300              7315
General Electric Co.           COM              369604103      170    11200 SH       OTHER                                     11200
Goldman Sachs Group            COM              38141g104     1212    12823 SH       SOLE         01         12333               490
Goodrich Corporation           COM              382388106     4118    34125 SH       SOLE         01         32800              1325
Google Inc                     COM              38259P508     1881     3652 SH       SOLE         01          3460               192
Helmerich & Payne              COM              423452101     1505    37060 SH       SOLE         01         36010              1050
Hewlett Packard Co             COM              428236103     1909    85051 SH       SOLE         01         79901              5150
Home Depot Inc.                COM              437076102     4325   131578 SH       SOLE         01        124553              7025
Honeywell Intl Inc.            COM              438516106     2607    59375 SH       SOLE         01         55475              3900
Infosys Technologies           COM              456788108     3188    62415 SH       SOLE         01         58565              3850
Int'l Business Machines Corp.  COM              459200101     2751    15733 SH       SOLE         01         14958               775
Int'l Business Machines Corp.  COM              459200101       98      560 SH       SOLE                      275               285
Int'l Business Machines Corp.  COM              459200101      119      680 SH       OTHER                                       680
Intel Corp.                    COM              458140100     3799   178068 SH       SOLE         01        162993             15075
iShares Russell 3000 Index Fd. COM              464287689      233     3485 SH       SOLE         01          2985               500
iShares Trust MSCI EAFE Index  COM              464287465      300     6285 SH       SOLE         01          6285
iShares Trust Barcl. TIPS Bond COM              464287176      725     6340 SH       SOLE         01          6340
iShares Trust Barcl. TIPS Bond COM              464287176      243     2123 SH       SOLE                     1075              1048
iShares Trust Barcl. Agg. Bond COM              464287226     4290    38959 SH       SOLE         01         38959
iShares Trust Barcl. 1-3Yr Tr. COM              464287457      766     9059 SH       SOLE         01          9059
iShares Trust Barcl. 1-3Yr Cr. COM              464288646     6053    58215 SH       SOLE         01         58215
JP Morgan Chase & Co           COM              46625H100      520    17263 SH       SOLE         01         16199              1064
Johnson & Johnson              COM              478160104     7237   113623 SH       SOLE         01        107598              6025
Johnson & Johnson              COM              478160104      127     1990 SH       SOLE                      220              1770
Johnson & Johnson              COM              478160104      159     2500 SH       OTHER                                      2500
Kraft Foods Inc                COM              50075n104     2313    68880 SH       SOLE         01         65402              3478
Laramide Res Ltd.              COM              51669t101       29    37500 SH       SOLE         01         37500
Lowe's Cos.                    COM              548661107      369    19081 SH       SOLE         01         19081
Mattel, Inc.                   COM              577081102     1650    63725 SH       SOLE         01         59955              3770
McCormick & Co., Inc.          COM              579780206      203     4405 SH       SOLE         01          4205               200
Medco Health Solutions         COM              58405u102     3921    83611 SH       SOLE         01         78511              5100
Mega Uranium Ltd.              COM              58516w104       17    75000 SH       SOLE         01         75000
Merck & Co. Inc.               COM              589331107      555    16960 SH       SOLE         01         15173              1787
Microsoft Corp.                COM              594918104     2439    97982 SH       SOLE         01         89157              8825
Morgan Stanley                 COM              617446448      907    67104 SH       SOLE         01         64270              2834
Murphy Oil Corp.               COM              626717102     1869    42330 SH       SOLE         01         38680              3650
Nike Inc. Cl B                 COM              654106103      766     8960 SH       SOLE         01          8840               120
Novo-Nordisk ADR               COM              670100205     1182    11875 SH       SOLE         01         11200               675
Nucor Corp.                    COM              670346105     2379    75185 SH       SOLE         01         71490              3695
Oracle Corporation             COM              68389X105      331    11513 SH       SOLE         01         11013               500
Pepsico Inc.                   COM              713448108     2245    36267 SH       SOLE         01         32462              3805
Pfizer, Inc.                   COM              717081103     1627    92031 SH       SOLE         01         86429              5602
Pfizer, Inc.                   COM              717081103      149     8425 SH       SOLE                     4700              3725
Pfizer, Inc.                   COM              717081103       35     2000 SH       OTHER                                      2000
Phillip Morris Int'l           COM              718172109      318     5100 SH       SOLE         01          5100
Procter & Gamble               COM              742718109     5616    88889 SH       SOLE         01         82519              6370
Progress Energy                COM              743263105      211     4087 SH       SOLE         01          3837               250
Republic Services Inc.         COM              760759100     2062    73480 SH       SOLE         01         70205              3275
SPDR Gold Trust                COM                             431     2725 SH       SOLE         01          2225               500
Schlumberger Ltd.              COM              806857108     2659    44520 SH       SOLE         01         42680              1840
Southern Co.                   COM              842587107      210     4967 SH       SOLE         01          4767               200
Southern Co.                   COM              842587107      239     5630 SH       SOLE                     3830              1800
Southern Co.                   COM              842587107       30      700 SH       OTHER                                       700
Stryker Corp.                  COM              863667101     2354    49938 SH       SOLE         01         46253              3685
Sysco Corp.                    COM              871829107     1470    56760 SH       SOLE         01         53135              3625
TJX Companies Inc              COM              872540109     5527    99631 SH       SOLE         01         91231              8400
Teva Pharmaceutical Industries COM              881624209     1796    48242 SH       SOLE         01         47367               875
Tocqueville Tr Gold Fund       COM              888894862     1124    15027 SH       SOLE         01         15027
U. S. Bancorp                  COM              902973304     2741   116420 SH       SOLE         01        114445              1975
Union Pacific Corp.            COM              907818108     2345    28715 SH       SOLE         01         26340              2375
United Technologies Corp.      COM              913017109     4743    67404 SH       SOLE         01         62779              4625
Vanguard Inter Term Bond Index COM              921937819      175     1995 SH       SOLE         01          1995
Vanguard Short Term Bond Index COM              921937827    10118   124271 SH       SOLE         01        124271
Vanguard Short Term Bond Index COM              921937827      760     9330 SH       SOLE                     2300              7030
Vanguard Total Bond Mkt Index  COM              921937835     4102    48985 SH       SOLE         01         48985
Vanguard Total Bond Mkt Index  COM              921937835      406     4850 SH       SOLE                                       4850
Vanguard Extended Mkt Index ET COM              922908652      989    21453 SH       SOLE         01         19870              1583
Vanguard Int'l Equity Index ET COM              922042775     1254    32378 SH       SOLE         01         31148              1230
Vanguard Int'l Equity Index ET COM              922042775      255     6585 SH       SOLE                                       6585
Vanguard Inter Term Govt Index COM              92206C706     1035    15845 SH       SOLE         01         15845
Vanguard REIT ETF (VNQ)        COM              922908553     1145    22516 SH       SOLE         01         20891              1625
Vanguard REIT ETF (VNQ)        COM              922908553      207     4077 SH       SOLE                                       4077
Vanguard Total Stock Mkt ETF ( COM              922908769      486     8425 SH       SOLE         01          8425
Vanguard Total Stock Mkt ETF ( COM              922908769      243     4215 SH       SOLE                                       4215
Varian Medical Systems         COM              92220P105     1364    26145 SH       SOLE         01         25820               325
Verizon Communications         COM              92343v104      672    18248 SH       SOLE         01         17504               744
Verizon Communications         COM              92343v104      285     7732 SH       SOLE                     2675              5057
Verizon Communications         COM              92343v104       87     2365 SH       OTHER                                      2365
Wal-Mart Stores                COM              931142103      700    13490 SH       SOLE         01         12090              1400
Walgreen Co.                   COM              931422109      634    19273 SH       SOLE         01         19173               100
WellPoint Inc.                 COM              94973v107     1923    29465 SH       SOLE         01         28230              1235
Wells Fargo & Co.              COM              949746101      301    12500 SH       SOLE         01         10900              1600